RYDEX ETF TRUST

                        RYDEX MSCI ACWI EQUAL WEIGHT ETF

                    SUPPLEMENT DATED NOVEMBER 29, 2010 TO THE
         RYDEX|SGI EQUAL WEIGHT ETFS PROSPECTUS DATED NOVEMBER 29, 2010

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION ABOUT THE RYDEX MSCI ACWI EQUAL WEIGHT ETF (THE "FUND") BEYOND THAT CONTAINED IN THE PROSPECTUS LISTED ABOVE (THE "PROSPECTUS"). THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.
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Shares of the Fund are not currently available for purchase. Shares of the Fund are expected to be available for purchase by investors beginning on or about January 12, 2011.

If you would like additional information, including information about other the Fund or Rydex|SGI funds, please call 1-800-820-0888 or visit www.rydex-sgi.com.
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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


ETFDI-SUP1-1110-0111